Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Categories Of Current Financial Assets [Abstract]
Cash at bank and in hand	$ 15,538,510	$ 2,077,089
Short-term deposits	102,654,667	40,573,769
Total cash and cash equivalents	$ 118,193,177	$ 42,650,858	$ 15,121,820	$ 15,121,820	$ 24,080,327